SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF NET INCOME (LOSS) PER SHARE

The net income (loss) per share presented in the statements of operations is based on the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Net income (loss)	$(2,651,350)	$502,021	$(2,619,286)	$1,234,008
Accretion of temporary equity into redemption value (interest earned)	(165,168)	(684,600)	(543,988)	(1,800,904)
Accretion of temporary equity into redemption value (extension deposit)	-	(220,000)	(385,000)	(385,000)
Net loss including accretion of equity into redemption value	$(2,816,518)	$(402,579)	$(3,548,274)	$(951,896)

	For Three Months Ended September 30, 2025		For Nine Months Ended September 30, 2025		For Three Months Ended September 30, 2024		For Nine Months Ended September 30, 2024
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Particulars	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Basic and diluted net income (loss) per share:
Weighted-average shares outstanding	1,574,356	2,280,500	1,574,356	2,280,500	4,725,829	2,280,500	4,725,829	2,280,500
Ownership percentage	41%	59%	41%	59%	67%	33%	67%	33%
Numerators:
Allocation of net loss including accretion of temporary equity	(1,150,290)	(1,666,228)	(1,449,145)	(2,099,129)	(271,543)	(131,036)	(642,062)	(309,834)
Interest earned on investment held in trust account	165,168	-	543,988	-	684,600	-	1,800,904	-
Accretion of temporary equity into redemption value (extension deposit)	-	-	385,000	-	220,000	-	385,000	-
Allocation of net income (loss)	(985,122)	(1,666,228)	(520,157)	(2,099,129)	633,057	(131,036)	1,543,842	(309,834)
Denominators:
Weighted-average shares outstanding	1,574,356	2,280,500	1,574,356	2,280,500	4,725,829	2,280,500	4,725,829	2,280,500
Basic and diluted net income (loss) per share	$(0.63)	$(0.73)	$(0.33)	$(0.92)	$0.13	$(0.06)	$0.33	$(0.14)

The net income (loss) per share presented in the statements of operations is based on the following:

	For the Year Ended December 31,
	2024		2023
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Particulars	Shares	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Weighted-average shares outstanding	4,622,502	2,280,500	6,870,217	2,280,500
Ownership percentage	67%	33%	75%	25%
Numerators:
Allocation of net loss including accretion of temporary equity	(951,429)	(469,385)	(631,513)	(209,624)
Interest earned on investment held in trust account	2,581,773	-	3,580,311	-
Accretion of temporary equity to redemption value (extension deposit)	550,000	-	165,000	-
Allocation of net income/(loss)	2,180,344	(469,385)	3,113,798	(209,624)
Denominators:
Weighted-average shares outstanding	4,622,502	2,280,500	6,870,217	2,280,500
Basic and diluted net income/(loss) per share	0.47	(0.21)	0.45	(0.09)

SCHEDULE OF INITIAL PUBLIC OFFERING PROCEEDS TO COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

At September 30, 2025, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Ordinary shares subject to possible redemption at December 31, 2024	$18,055,701
Plus:
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)	187,179
Accretion for ordinary shares subject to redemption (extension deposit)	165,000
Ordinary shares subject to possible redemption at March 31, 2025	18,407,880
Plus:
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)	191,641
Accretion for ordinary shares subject to redemption (extension deposit)	165,000
Ordinary shares subject to possible redemption at June 30, 2025	18,764,521
Plus:
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)	165,168
Ordinary shares subject to possible redemption at September 30, 2025	$18,929,689

At December 31, 2024, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Ordinary Shares subject to possible redemption, December 31, 2023	$50,880,604
Less:
Withdrawn in connection with redemption	(35,956,676)
Plus:
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)	2,581,773
Accretion for ordinary shares subject to redemption (extension deposit)	550,000

Ordinary shares subject to possible redemption, December 31, 2024	$18,055,701